RELATED PARTY TRANSACTIONS (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Jan. 01, 1995	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Guarantees provided or received for any related party receivables or payables		Rp 0
Impairment of receivables from related parties		Rp 394
Collections made by the Company (as a percent)	1.00%
Tiphone
Transactions with related parties
Percentage of ownership		24.00%	24.43%